Consolidated Statement of Changes in Equity (USD $) In Millions	Total	Common Stock and Additional Paid-in Capital	Retained Earnings	Treasury Stock	Unearned Compensation	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest	Comprehensive Income
Balance at Dec. 31, 2007	$ 12,072	$ 2,798	$ 20,295	$ (10,520)	$ (79)	$ (747)	$ 325
Increase (decrease) in equity
Net income	3,520		3,460				60
Cumulative translation adjustment	(806)					(888)	82
Defined benefit pension and postretirement plans adjustment	(2,092)					(2,072)	(20)
Debt and equity securities - unrealized gain (loss)	(11)					(11)
Cash flow hedging instruments - unrealized gain (loss)	72					72
Total comprehensive income	683							683
Dividends paid ($2.00, $2.04, and $2.10 per share in 2008, 2009, and 2010)	(1,421)		(1,398)				(23)
Amortization of unearned compensation	39				39
Stock-based compensation, net of tax impacts	217	217
Reacquired stock	(1,603)			(1,603)
Issuances pursuant to stock option and benefit plans	317		(130)	447
Balance at Dec. 31, 2008	10,304	3,015	22,227	(11,676)	(40)	(3,646)	424
Increase (decrease) in equity
Net income	3,244		3,193				51
Cumulative translation adjustment	273					286	(13)
Defined benefit pension and postretirement plans adjustment	(314)					(309)	(5)
Debt and equity securities - unrealized gain (loss)	10					10
Cash flow hedging instruments - unrealized gain (loss)	(80)					(80)
Total comprehensive income	3,133							3,133
Dividends paid ($2.00, $2.04, and $2.10 per share in 2008, 2009, and 2010)	(1,431)		(1,431)
Transfer to noncontrolling interest		(66)				(15)	81
Amortization of unearned compensation	40				40
Stock-based compensation, net of tax impacts	213	213
Reacquired stock	(17)			(17)
Issuances pursuant to stock option and benefit plans	1,060		(236)	1,296
Balance at Dec. 31, 2009	13,302	3,162	23,753	(10,397)		(3,754)	538
Increase (decrease) in equity
Net income	4,163		4,085				78
Cumulative translation adjustment	244					205	39
Defined benefit pension and postretirement plans adjustment	(42)					(40)	(2)
Debt and equity securities - unrealized gain (loss)	3					3
Cash flow hedging instruments - unrealized gain (loss)	4					4
Total comprehensive income	4,372							4,372
Dividends paid ($2.00, $2.04, and $2.10 per share in 2008, 2009, and 2010)	(1,500)		(1,500)
Purchase of subsidiary shares and transfers from noncontrolling interest	(256)	4				39	(299)
Stock-based compensation, net of tax impacts	311	311
Reacquired stock	(880)			(880)
Issuances pursuant to stock option and benefit plans	668		(343)	1,011
Balance at Dec. 31, 2010	$ 16,017	$ 3,477	$ 25,995	$ (10,266)		$ (3,543)	$ 354